Key management personnel compensation included in the Company’s consolidated statement of income comprised the following: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term employee benefits	R$ 11,933	R$ 9,629	R$ 4,947
Share-based compensation plans	20,251	23,989	13,893
Total	R$ 32,184	R$ 33,618	R$ 18,840